Note 14 - Income Tax Provision (Benefit) Reconciliation (Details) - USD ($) $ in Millions	4 Months Ended	8 Months Ended	12 Months Ended
	Dec. 31, 2013	Aug. 31, 2013	Dec. 31, 2015	Dec. 31, 2014
Successor [Member]
Income Tax Provision (Benefit) Reconciliation [Line Items]
Amount computed using the statutory rate	$ (18)		$ 1	$ (17)
Increase (reduction) in taxes resulting from:
State and other income taxes, net of federal	2			1
Unremitted foreign earnings	36		26	4
Impact of goodwill and intangible impairments	(3)
Operations outside the U.S.	72		25	95
Valuation allowance	(106)		(83)	(127)
Tax settlements and adjustments, including interest	1		2	(5)
Discharge of debt and other reorganization related items	24		60	57
Other, net			(1)	2
Total provision	$ 8		$ 30	$ 10
Predecessor [Member]
Income Tax Provision (Benefit) Reconciliation [Line Items]
Amount computed using the statutory rate		$ 842
Increase (reduction) in taxes resulting from:
Unremitted foreign earnings		32
Impact of goodwill and intangible impairments		(22)
Operations outside the U.S.		(20)
Legislative rate changes		1
Valuation allowance		25
Tax settlements and adjustments, including interest		5
Discharge of debt and other reorganization related items		(722)
Other, net		15
Total provision		$ 156